Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of transactions between related parties [abstract]
Disclosure of Transactions Between Related Parties
		As at March 31,2018		As at March 31,2017
	Details of	(in thousands)
	Transaction	Liability	Asset	Liability	Asset
Red Bridge Group Limited	President fees	$464	$—	$210	$0
550 County Avenue	Rent/Deposit	482	135	420	135
Line Cross Limited	Rent/Deposit	876	258	356	258
NextGen Films Private Limited	Purchase/Sale	—	38,862	—	34,843
Everest Entertainment LLP	Purchase/Sale	65	—	17	115
Lulla Family	Rent/Deposit	244	947	123	1,003
Lulla Family	Salary	2,468	—	1,210	—
Eros Television India Private Limited	Borrowing	—	—	6,417	—